STATEMENTS OF EARNINGS (PARENT COMPANY)- SCHEDULE II (TABLES)	12 Months Ended
Dec. 31, 2012
STATEMENTS OF EARNINGS (LOSS) (Details) [Abstract]
Income Statement [Table Text Block]
AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF EARNINGS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

	(In Millions)

REVENUES
Universal life and investment-type product policy fee income	$3,334	$3,312	$3,067
Premiums	514	533	530
Net investment income (loss):
Investment income (loss) from derivative instruments	(943)	2,369	(269)
Other investment income (loss)	2,208	2,186	2,239
Total net investment income (loss)	1,265	4,555	1,970
Investment gains (losses), net:
Total other-than-temporary impairment losses	(96)	(36)	(300)
Portion of loss recognized in other comprehensive income (loss)	2	4	18
Net impairment losses recognized	(94)	(32)	(282)
Other investment gains (losses), net	14	(10)	51
Total investment gains (losses), net	(80)	(42)	(231)
Equity in earnings (loss) of subsidiaries	483	55	468
Commissions, fees and other income	201	338	714
Increase (decrease) in the fair value of the reinsurance contract asset	497	5,941	2,350
Total revenues	6,214	14,692	8,868

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits	2,986	4,357	3,079
Interest credited to policyholders' account balances	1,166	999	951
Compensation and benefits	399	372	463
Commissions	1,265	1,212	1,056
Interest expense	106	106	106
Amortization of deferred policy acquisition costs	576	3,620	(326)
Capitalization of deferred policy acquisition costs	(718)	(759)	(655)
Rent expense	34	47	56
Premium taxes	42	43	40
Other operating costs and expenses	472	651	785
Total benefits and other deductions	6,328	10,648	5,555

Earnings (loss) from continuing operations, before income taxes	(114)	4,044	3,313
Income tax (expense) benefit	330	(1,218)	(854)
Net Earnings (Loss)	216	2,826	2,459
Less: net (earnings) loss attributable to the noncontrolling interest	(121)	101	(235)
Net Earnings (Loss) Attributable to AXA Equitable	95	2,927	2,224

Total other comprehensive income (loss), net of income taxes
Attributable to AXA Equitable	614	313	426
Comprehensive Income (Loss) Attributable to AXA Equitable	$709	$3,240	$2,650